Business Acquisitions	12 Months Ended
May 31, 2017
Business Combinations [Abstract]
Business Acquisitions
3.	BUSINESS ACQUISITIONS

Acquisition of Qingdao Alice

In order to expand its business in kindergarten industry and benefit from the synergistic effect, the Group acquired 100% equity interest in Qingdao Alice on December 1, 2014, for a total consideration of US$12,929, which was fully paid as of May 31, 2015. The acquisition was recorded using the acquisition method of accounting, accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation described below was based on a valuation analysis provided by an independent appraiser. The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period
Cash	2,306
Other current assets	644
Property, plant and equipment	89	1-5 years
Intangible assets
Trademark	1,058	10.1 years
Student base	1,998	2.2 years
Favorable lease	763	8.7 years
Goodwill	7,540
Other current liabilities	(514)
Deferred tax liabilities	(955)

Total	12,929

Acquisition of Ainuoshida

In March 2015, the Group invested and paid US$1,129 to obtain 18% equity interest in Ainuoshida to expand the business of its oversea consulting and benefit from the synergistic effect expected from such investment. The investment was initially recognized as available-for-sale investment as the Group determined that it was a debt security and measured the investment subsequently at fair value. In December 2016, the Group acquired an additional 33% equity interest in Ainuoshida, for a total consideration of US$3,842, which was fully paid as of May 31, 2017. The acquisition resulted in the Group obtaining control of Ainuoshida with an ownership of 51% equity interest.

The Group recognized an investment gain of US$723 as a result of remeasuring the 18% equity interest immediately to fair value before the business combination. The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The acquisition-date fair value of the equity interest held by the Group immediately prior to the acquisition date was measured at fair value using a discounted cash flow method and taking into account certain factors including the management projection of discounted future cash flow and an appropriate discount rate. The purchase price allocation described below was based on a valuation analysis provided by an independent appraiser. The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period
Cash	2,499
Other current assets	4,874
Property, plant and equipment	493	1-5 years
Intangible assets
Trademark	1,708	10 years
Student base	1,069	1 year
Software	76	3 years
Goodwill	5,516
Other current liabilities	(6,040)
Deferred tax liabilities	(713)
Fair value of the 18% equity interest	(1,741)
Noncontrolling interests	(3,899)

Total	3,842